Commitments (Tables)	12 Months Ended
Mar. 31, 2024
Commitments
Schedule of capital commitments	The capital expenditures contracted for are analyzed as follows:

	As of March 31,
	2023	2024
	RMB	RMB
	(in millions)
No later than 1 year	16,826	11,884
Later than 1 year and no later than 5 years	5,092	6,486
More than 5 years	6	2
	21,924	18,372

Schedule of other commitments	These commitments are analyzed as follows:

	As of March 31,
	2023	2024
	RMB	RMB
	(in millions)
No later than 1 year	37,210	40,243
Later than 1 year and no later than 5 years	21,288	21,471
More than 5 years	3,559	4,366
	62,057	66,080

24.
Commitments (Continued)
(c)
Other commitments (Continued)